Commitments	12 Months Ended
Dec. 31, 2015
Commitments
Commitments

21. Commitments

Operating Leases

The Group leases its facilities under non-cancelable operating leases expiring at various dates.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2015 were as follows:

Year Ended December 31	$
2016	5,018,795
2017	2,841,320
2018	1,091,209
2019	185,502
2020 and after	105,824

Total	9,242,650

Rental expenses were $1,566,911, $3,154,920 and $5,062,753 during the years ended December 31, 2013, 2014 and 2015, respectively.

Investment commitments

The Group was obligated to provide capital injection up to $7,760,492 to the following equity method investees as of December 31, 2015:

Year Ended December 31	$
Guojinwenying	1,427,144
Shanghai HuijuAsset Management Co., Ltd.	792,858
Shanghai Jingzhou Asset Management Co., Ltd.	285,429
Zipai	1,617,430
Shanghai Jufu Assets Management Co., Ltd.	777,001
Xinhao	777,001
Qianchang	745,286
Shanghai Zhouzhi Investment Management Co., Ltd.	634,286
Shanghai Zhoushi Asset Management Co., Ltd.	310,800
Hehui	233,100
Others	160,157

Total	7,760,492